LEASE (Details)	Jun. 30, 2019 USD ($)
Operating Leases:
Operating lease - right of use ("ROU") assets	$ 41,778
Operating lease liability, current portion	21,398
Operating lease liability, noncurrent portion	20,380
Total operating lease liabilities	$ 41,778